Post-retirement benefit plans - Schedule of changes in fair value of plan assets (Details) $ in Thousands	2 Months Ended
Dec. 31, 2021 USD ($)
Retirement Benefits [Abstract]
GECAS Transaction	$ 141,859
Actual return on plan assets	(1,077)
Employer contributions	1,981
Benefits paid	(318)
Exchange rate adjustment	(2,293)
Fair value of plan assets at end of period	$ 140,152